TRADE AND AMOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TRADE AND AMOUNTS RECEIVABLE [Text Block]

4. TRADE AND AMOUNTS RECEIVABLE

The Company's trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at March 31, 2024 and December 31, 2023 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes ("HST"), as well as Value Added Tax ("VAT") from various jurisdictions, and other receivables.

	March 31, 2024	December 31, 2023
Trade accounts receivable	$2,595	$2,299
Allowance for expected credit losses	(317)	(315)
HST/VAT receivable	765	1,840
Other receivables	175	126
Total	$3,218	$3,950

Changes in the trade accounts receivable allowance in the three months ended March 31, 2024 relate to establishing an allowance for expected credit losses and reclassification of assets held for sale. There were $nil and less than $0.1 million in write-offs of trade receivables during the three months ended March 31, 2024 and 2023, respectively. The Company has no amounts written-off that are still subject to collection enforcement activity as at March 31, 2024. The Company's aging of trade accounts receivable is as follows:

	March 31, 2024	December 31, 2023
Current	$567	$218
1-30 Days	1,314	588
31-60 Days	236	577
61-90 Days	173	448
91-180 Days	238	401
180+ Days	67	67
Total trade receivables	$2,595	$2,299

6. TRADE AND AMOUNTS RECEIVABLE

The Company's trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at December 31, 2023 and December 31, 2022 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes ("HST"), as well as Value Added Tax ("VAT") from various jurisdictions, and other receivables.

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Trade accounts receivable	$2,299	$4,288
Allowance for expected credit losses	(315)	(1,385)
HST/VAT receivable	1,840	2,294
Other receivables	126	62
Total	$3,950	$5,259

Changes in the trade accounts receivable allowance in the year ended December 31, 2023 relate to establishing an allowance for expected credit losses. The Company recorded $1.3 million of write-offs of trade receivables during 2023 (2022 - $0.2 million), $1.1 million of which was related to discontinued operations. The Company has no amounts written-off that are still subject to collection enforcement activity as at December 31, 2023. The Company's aging of trade accounts receivable is as follows:

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Current	$218	$1,202
1-30 Days	588	838
31-60 Days	577	660
61-90 Days	448	159
91-180 Days	401	321
180+ Days	67	1,108
Total trade receivables	$2,299	$4,288

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Balance at January 1	$(1,385)	$(400)
Current period additions for expected credit losses	(236)	(1,186)
Write-offs charges against allowance	1,282	151
Recoveries collected	24	50
Balance at December 31	$(315)	$(1,385)

TruHC Pharma GmbH [Member]
TRADE AND AMOUNTS RECEIVABLE [Text Block]

5. AMOUNTS RECEIVABLE

The Company's amounts receivable are recorded at amortized cost. The amounts receivable balance as at December 31, 2023 and December 31, 2022 consists of amounts recoverable from the Value Added Tax ("VAT") from various jurisdictions, and other receivables.

	March 31, 2024	December 31, 2023
VAT receivable	€19,919	€14,551
Other receivables	1,263	4,343
Total	€21,182	€18,894

The Company did not record write-offs of receivables during the three months ended March 31, 2024 (2023 - € nil).

5.  AMOUNTS RECEIVABLE

The Company’s amounts receivable are recorded at amortized cost. The amounts receivable balance as at December 31, 2023 and December 31, 2022 consists of amounts recoverable from the Value Added Tax (“VAT”) from various jurisdictions, and other receivables.

	December 31, 2023	December 31, 2022
VAT receivable	€14,551	€6,761
Other receivables	4,343	11,638
Total	€18,894	€18,399

The Company did not record write-offs of receivables during 2023 (2022 - € nil).